Cover	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity File Number	0-7928
Entity Registrant Name	COMTECH TELECOMMUNICATIONS CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2139466
Entity Address, Address Line One	305 N 54th Street
Entity Address, Address Line Two
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	480
Local Phone Number	333-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	CMTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000023197